UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008
                                               ------------

Check here if Amendment / /; Amendment Number:
                                               -------
   This Amendment (Check only one):            / / is a restatement.
                                               / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Shenkman Capital Management, Inc.
         ---------------------------------
Address: 461 Fifth Avenue, 22nd Floor
         ---------------------------------
         New York, New York 10017
         ---------------------------------

Form 13F File Number: 28-10621

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard H. Weinstein
        ---------------------------------
Title:  Executive Vice President
        ---------------------------------
Phone:  212-867-9090
        ---------------------------------

Signature, Place, and Date of Signing:

/s/ Richard H. Weinstein        New York, New York      November 13, 2008
------------------------        ------------------      -----------------
       [Signature]                [City, State]            [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0


Form 13F Information Table Entry Total:        51


Form 13F Information Table Value Total:        $148,379
                                               --------
                                               (thousands)


List of Other Included Managers:     None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

          None.

SHENKMAN CAPITAL MANAGEMENT, INC.                         13F SECURITIES HOLDINGS                                   AS OF 9/30/2008

                                                                                                                   VOTING AUTHORITY
                                                       VALUE        SHRS OR    SH/  PUT/  INVESTMENT   OTHER     ------------------
NAME OF ISSUER          TITLE OF CLASS     CUSIP      (X$1000)      PRN AMT    PRN  CALL  DISCRETION  MANAGERS   SOLE    SHARED NONE
--------------          --------------     -----      --------      -------    ---  ----  ----------  --------   ----    ------ ----
ADVANCED MEDICAL OPTICS NOTE 3.250% 8/0    00763MAK4     5,144       8,000,000  PRN         Sole                   8,000,000
INC

ALLIANCE IMAGING INC    COM NEW            018606202     1,335         130,000   SH         Sole                     130,000

ALLIED WASTE INDS INC   COM PAR$.01NEW     019589308     1,111         100,000   SH         Sole                     100,000

ALLIED WASTE INDS INC   SDCV 4.250% 4/1    019589AD2     2,223       2,350,000  PRN         Sole                   2,350,000

BWAY HOLDING COMPANY    COM                12429T104     1,173         100,000   SH         Sole                     100,000

CASELLA WASTE SYS INC   CL A               147448104     1,468         125,000   SH         Sole                     125,000

CHESAPEAKE ENERGY CORP  NOTE 2.250%12/1    165167CB1       173         250,000  PRN         Sole                     250,000

COMPTON PETE CORP       COM                204940100     1,839         335,000   SH         Sole                     335,000

CORRECTIONS CORP AMER   COM NEW            22025Y407     1,118          45,000   SH         Sole                      45,000
NEW

CUMULUS MEDIA INC       CL A               231082108     1,178         276,500   SH         Sole                     276,500

DARLING INTL INC        COM                237266101     1,111         100,000   SH         Sole                     100,000

DEL MONTE FOODS CO      COM                24522P103       624          80,000   SH         Sole                      80,000

ELIZABETH ARDEN INC     COM                28660G106     1,080          55,000   SH         Sole                      55,000

ERP OPER LTD            NOTE 3.850% 8/1    26884AAV5       367         400,000  PRN         Sole                     400,000
PARTNERSHIP

FELCOR LODGING TR INC   PFD CV A $1.95     31430F200       245          20,000   SH         Sole                      20,000

FLEXTRONICS INTL LTD    NOTE 1.000% 8/0    33938EAL1     5,761       6,550,000  PRN         Sole                   6,550,000

GEO GROUP INC           COM                36159R103     1,213          60,000   SH         Sole                      60,000

GRAY TELEVISION INC     COM                389375106       497         289,000   SH         Sole                     289,000

GREAT ATLANTIC & PAC    COM                390064103       757          70,000   SH         Sole                      70,000
TEA INC

HEALTH CARE REIT INC    NOTE 4.750%12/0    42217KAP1     4,231       3,650,000  PRN         Sole                   3,650,000

HERCULES OFFSHORE INC   NOTE 3.375% 6/0    427093AA7     4,218       5,750,000  PRN         Sole                   5,750,000

HUNTSMAN CORP           COM                447011107       630          50,000   SH         Sole                      50,000

                                                                                                                   VOTING AUTHORITY
                                                       VALUE        SHRS OR    SH/  PUT/  INVESTMENT   OTHER     ------------------
NAME OF ISSUER          TITLE OF CLASS     CUSIP      (X$1000)      PRN AMT    PRN  CALL  DISCRETION  MANAGERS   SOLE    SHARED NONE
--------------          --------------     -----      --------      -------    ---  ----  ----------  --------   ----    ------ ----
INTERNATIONAL GAME      DBCV 2.600%12/1    459902AP7     8,434       8,900,000  PRN         Sole                   8,900,000
TECHNOLOG

INVITROGEN CORP         NOTE 3.250% 6/1    46185RAM2     2,129       2,100,000  PRN         Sole                   2,100,000

L-1 IDENTITY SOLUTIONS  NOTE 3.750% 5/1    50212AAB2     6,732       8,350,000  PRN         Sole                   8,350,000
INC

LAMAR ADVERTISING CO    NOTE 2.875%12/3    512815AH4       221         250,000  PRN         Sole                     250,000

LIN TV CORP             CL A               532774106       823         159,500   SH         Sole                     159,500

LIONS GATE ENTMNT CORP  COM NEW            535919203       910         100,000   SH         Sole                     100,000

LUCENT TECHNOLOGIES INC DBCV 2.875% 6/1    549463AH0       171         250,000  PRN         Sole                     250,000

MEDCATH CORP            COM                58404W109     1,165          65,000   SH         Sole                      65,000

MYLAN INC               COM                628530107       914          80,000   SH         Sole                      80,000

MYLAN INC               NOTE 1.250% 3/1    628530AG2    15,075      19,500,000  PRN         Sole                  19,500,000

NABORS INDS INC         NOTE 0.940% 5/1    629568AP1       549         600,000   SH         Sole                     600,000

NEXSTAR BROADCASTING    CL A               65336K103       879         396,116   SH         Sole                     396,116
GROUP I

NII HLDGS INC           NOTE 3.125% 6/1    62913FAJ1       393         525,000  PRN         Sole                     525,000

OMNICARE INC            DBCV 3.250%12/1    681904AL2     3,814       5,450,000  PRN         Sole                   5,450,000

PHARMACEUTICAL RES INC  NOTE 2.875% 9/3    717125AC2     6,627       7,750,000  PRN         Sole                   7,750,000

QWEST COMMUNICATIONS    NOTE 3.500%11/1    749121BY4       221         250,000  PRN         Sole                     250,000
INTL IN

SALLY BEAUTY HLDGS INC  COM                79546E104       774          90,000   SH         Sole                      90,000

SERVICE CORP INTL       COM                817565104       961         115,000   SH         Sole                     115,000

SHUFFLE MASTER INC      NOTE 1.250% 4/1    825549AB4    10,543      10,750,000  PRN         Sole                  10,750,000

SINCLAIR BROADCAST      NOTE 3.000% 5/1    829226AW9    10,791      12,000,000  PRN         Sole                  12,000,000
GROUP INC

STEWART ENTERPRISES     CL A               860370105     1,056         134,389   SH         Sole                     134,389
INC

STEWART ENTERPRISES     NOTE 3.125% 7/1    860370AH8    10,672      10,250,000  PRN         Sole                  10,250,000
INC

SYNIVERSE HLDGS INC     COM                87163F106     1,495          90,000   SH         Sole                      90,000

TESORO CORP             COM                881609101       825          50,000   SH         Sole                      50,000

                                                                                                                   VOTING AUTHORITY
                                                       VALUE        SHRS OR    SH/  PUT/  INVESTMENT   OTHER     ------------------
NAME OF ISSUER          TITLE OF CLASS     CUSIP      (X$1000)      PRN AMT    PRN  CALL  DISCRETION  MANAGERS   SOLE    SHARED NONE
--------------          --------------     -----      --------      -------    ---  ----  ----------  --------   ----    ------ ----
TEVA PHARMACEUTICAL     DBCV 0.250% 2/0    88163VAE9    10,557      10,325,000  PRN         Sole                  10,325,000
FIN LLC

VALERO ENERGY CORP NEW  COM                91913Y100       909          30,000   SH         Sole                      30,000

WASTE CONNECTIONS INC   NOTE 3.750% 4/0    941053AG5    10,910       9,300,000  PRN         Sole                   9,300,000

WASTE SERVICES INC DEL  COM NEW            941075202       934         126,000   SH         Sole                     126,000

WCA WASTE CORP          COM                92926K103     1,399         298,300   SH         Sole                     298,300

                                       TOTAL (x$1,000) 148,379